Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity (Deficit)

7. Stockholders’ Equity

Public Offering

In the first quarter of 2017, the Company completed a public offering of 1,850,000 shares of its common stock at a public offering price of $12.50 per share. The gross proceeds to the Company from the offering were $23.1 million, before deducting underwriting discounts and commissions and other offering expenses payable by the Company.

At The Market (ATM) Program

In July 2017, the Company entered into an Equity Distribution Agreement implementing an ATM program for aggregate gross proceeds up to $15.0 million. During the nine months ended September 30, 2017, the Company sold 464,108 shares of common stock under the ATM program at prices ranging from $5.64 to $10.54. The gross proceeds to the Company from these sales were $4.3 million, before deducting underwriting discounts and commissions and other offering expenses payable by the Company.

Shares Reserved for Future Issuance

The following shares of the Company’s common stock were reserved for future issuance at September 30, 2017 (in thousands):

Shares underlying outstanding warrants	293
Shares underlying outstanding stock options	933
Shares authorized for future equity award grants	39
Shares authorized for issuance as ESPP awards	—

1,265

The Company issued 24,408 shares of its common stock upon the exercise of stock options during the nine months ended September 30, 2017, and issued 14,897 shares of its common stock upon the exercise of stock options during the year ended December 31, 2016.

The ESPP enables eligible employees to purchase shares of the Company’s common stock using their after tax payroll deductions, subject to certain conditions. The ESPP consists of a two-year offering period with four six-month purchase periods which begin in May and November of each year. There were 38,929 shares of the Company’s common stock purchased under the ESPP during the nine months ended September 30, 2017, and 69,502 shares of the Company’s common stock purchased under the ESPP during the year ended December 31, 2016.

The Company announced the suspension of the ESPP as of May 16, 2017 due to a lack of available shares. The suspension was accounted for as a cancellation of an award with no consideration. The previously unrecognized compensation cost as of the suspension date of $2.4 million was fully expensed during the second quarter of 2017.

Stock-Based Compensation

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Stock Options
	Nine Months Ended September 30,
	2017	2016
Weighted average grant date fair value (per share)	$5.10	$37.80
Risk-free interest rate	1.9%	1.4%
Expected dividend yield	0.0%	0.0%
Expected volatility	60.0%	55.5%
Expected term (in years)	6.1	6.1

	ESPP
	Nine Months Ended September 30,
	2017(1)	2016
Weighted average grant date fair value (per share)	N/A	$26.90
Risk-free interest rate	N/A	0.6%
Expected dividend yield	N/A	0.0%
Expected volatility	N/A	56.9%
Expected term (in years)	N/A	1.3

(1)	There were no grants made pursuant to the ESPP during the nine months ended September 30, 2017.

The following table summarizes the allocation of stock-based compensation expense (in thousands):

	Nine Months Ended September 30,
	2017	2016
Cost of sales	$1,022	$776
Selling, general & administrative	8,423	6,992
Research and development	1,057	965

Total	$10,502	$8,733

The total stock-based compensation expense capitalized as part of the cost of inventory was $0.3 million and $0.2 million at September 30, 2017 and December 31, 2016, respectively.

6. Stockholders’ Equity (Deficit)

Public Offerings

In the first quarter of 2015, the Company completed a public offering of 603,750 shares of its common stock at a public offering price of $115.00 per share. Net cash proceeds from the public offering were approximately $64.9 million, after deducting underwriting discounts, commissions and offering expenses payable by the Company.

Stock Plans

In September 2006, the Company adopted the Company’s 2006 Stock Incentive Plan (the “2006 Plan”) under which, as amended, 268,560 shares of common stock were reserved for issuance to employees, non-employee directors and consultants of the Company. The 2006 Plan was closed in 2013 with the approval of the 2013 Plan and no further options will be granted under the 2006 Plan.

In October 2013, the Company’s board of directors approved the 2013 Plan. The 2013 Plan became effective immediately prior to the completion of the initial public offering. An initial 480,900 shares of common stock were reserved for issuance under the 2013 Plan. Under the 2013 Plan, the Company may grant stock options, stock appreciation rights, restricted stock and restricted stock units to individuals who are then employees, officers, directors or consultants of the Company. The shares available for issuance under the 2013 Plan were increased by 124,382 shares and 121,018 shares on January 1, 2017 and 2016, respectively, in accordance with an “evergreen” provision under the 2013 Plan.

As of December 31, 2016, 56,228 shares are available for future issuance under the 2013 Plan, and options to purchase 822,838 shares have been granted and are outstanding under the 2006 Plan and 2013 Plan.

Common Stock Options

The maximum term of stock options granted under the 2006 Plan and 2013 Plan is ten years. The options generally vest 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years.

The following table summarizes stock option activities for the 2006 Plan and 2013 Plan:

	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	501,106	$102.04	8.62	$23,534
Granted	117,557	$120.06
Exercised	(24,355)	$13.82		$2,540
Canceled/forfeited/expired	(19,408)	$168.63

Outstanding at December 31, 2015	574,900	$107.22	7.99	$19,158

Granted	316,671	$45.75
Exercised	(14,876)	$11.49		$1,049
Canceled/forfeited/expired	(53,857)	$126.19

Outstanding at December 31, 2016	822,838	$84.05	7.92	$1,593

Vested and expected to vest at December 31, 2016	812,862	$84.24	7.91	$1,592
Exercisable at December 31, 2016	423,810	$98.61	6.80	$1,554

Employee Stock Purchase Plan

In October 2013, the Company adopted the ESPP, which enables eligible employees to purchase shares of the Company’s common stock using their after tax payroll deductions, subject to certain conditions.

The ESPP initially authorized the issuance of 55,600 shares of common stock pursuant to purchase rights granted to employees. The number of shares of common stock reserved for issuance increases on January 1 of each calendar year, from January 1, 2014 through January 1, 2023, by the lesser of (a) one percent (1%) of the number of shares issued and outstanding on the immediately preceding December 31, or (b) such lesser number of shares as determined by the Administrator. On January 1, 2017 and 2016, the number of shares of common stock reserved for issuance under the ESPP was automatically increased by 31,095 shares and 30,254 shares, respectively. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Code. In the years ended December 31, 2016 and 2015, 69,233 shares and 30,218 shares of our common stock, respectively, were purchased under the ESPP. As of December 31, 2016, 7,846 shares remain available for issuance under the ESPP.

Eligible employees may contribute, normally through payroll deductions, up to 15% of their earnings for the purchase of common stock under the ESPP. The purchase price of common stock under the ESPP will be the lesser of: (a) 85% of the fair market value of a share of the Company’s common stock on the first date of an offering or (b) 85% of the fair market value of a share of the Company’s common stock on the date of purchase. Generally, the ESPP consists of a two-year offering period with four six-month purchase periods.

Stock-Based Compensation.

The compensation cost that has been included in the statement of operations for all stock-based compensation arrangements was as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of sales	$1,016	$1,162	$1,317
Selling, general & administrative	9,360	10,517	11,886
Research and development	1,284	1,417	1,792

Total	$11,660	$13,096	$14,995

The total stock-based compensation capitalized as part of the cost of the Company’s inventory was $0.2 million and $0.1 million at December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016, 2015 and 2014, the expense for stock option grants to non-employees was zero, $35,000 and $0.3 million, respectively, and are included in the table above as a component of selling, general and administrative expenses.

At December 31, 2016, the total unamortized stock-based compensation expense of approximately $14.0 million will be recognized over the remaining vesting term of approximately 1.9 years.

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Stock Option
	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value (per share)	$24.30	$71.50	$142.90
Risk-free interest rate	1.7%	1.7%	1.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility	57.5%	64.7%	76.3%
Expected term (in years)	5.8	6.0	5.9

	ESPP
	Year Ended December 31,
	2016	2015
Weighted average grant date fair value (per share)	$17.80	$45.50
Risk-free interest rate	0.7%	0.5%
Expected dividend yield	0.0%	0.0%
Expected volatility	62.7%	61.2%
Expected term (in years)	1.3	1.3

Risk-free Interest Rate. The risk-free interest rate assumption was based on the United States Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

Expected Dividend Yield. The expected dividend yield is zero because the Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Expected Volatility. Prior to January 1, 2016, the expected volatility is estimated based on volatilities of a peer group of similar companies whose share prices are publicly available. Since January 1, 2016, the expected volatility is estimated based on a weighted-average volatility of our actual historical volatility since the Company’s initial public offering in November 2013 and the historical stock volatilities of a peer group of similar companies whose share prices are publicly available. The Company continues to use the historical volatility of peer entities due to the lack of sufficient historical data of its stock price since its initial public offering. The peer group consisted of other publicly traded companies in the same industry and in a similar stage of development. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Expected Term. The Company utilized the simplified method for estimating the expected term of stock option grants. Under this approach, the weighted-average expected term is presumed to be the average of the vesting term and the contractual term of the option. The Company estimates the expected term of the ESPP using expected life for each tranche during the two-year offering period.

The Company is also required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from its estimates. Historical data was used to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

Common Stock Reserved for Future Issuance

The following shares of common stock are reserved for future issuance at December 31, 2016 (in thousands):

Common stock warrants outstanding	99
Stock options issued and outstanding	822
Authorized for future option grants	56
Employee stock purchase plan	7

984